Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 14,066	$ 14,895
Amounts receivable (note 5)	845	1,337
Prepaid expenses	3,032	2,699
Investment tax credits receivable	1,661	1,111
Total Current assets	19,604	20,042
Property and equipment (note 6)	2,830	2,883
Total Assets	22,434	22,925
Current liabilities
Accounts payable and accrued liabilities (note 7)	6,157	7,575
Amounts due to directors (note 10)	60	49
Current portion of long-term debt (note 11)	88	81
Current portion of lease obligation (note 8)	100	90
Total Current liabilities	6,405	7,795
Lease obligation (note 8)	1,208	1,308
Deferred share units (note 9)		1,436
Long-term debt (note 11)	8,373	8,069
Total Liabilities	15,986	18,608
Equity	6,448	4,317
Total liabilities and equity	$ 22,434	$ 22,925